Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 16,500,000
Accounts receivable, net	56,000	$ 0
Property and equipment, net	834,783	803,107
Operating right-of-use assets	704,854	648,136
Current liabilities:
Accrued expenses and other current liabilities	60,368	122,671
Current portion of operating lease liabilities	164,940	160,016
Operating lease liabilities, net of current portion	569,881	516,838
Previously Reported [Member]
Current assets:
Cash and cash equivalents	16,546,908	25,892,723
Accounts receivable, net	56,000	0
Other receivables, net	5,880	10,000
Prepaid expenses and other current assets	160,870	362,310
Total current assets	16,769,658	26,265,033
Property and equipment, net	834,783	803,107
Operating right-of-use assets	704,854	648,136
Total assets	18,309,295	27,716,276
Current liabilities:
Accounts payable	232,257	644,065
Accrued expenses and other current liabilities	60,368	122,671
Current portion of operating lease liabilities	164,940	160,016
Total current liabilities	457,565	926,752
Operating lease liabilities, net of current portion	569,881	516,838
Total liabilities	1,027,446	1,443,590
Commitments and contingencies (Note 9)
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	38,172,616	38,172,616
Stockholders' deficit:
Common stock	575	575
Additional paid-in capital	231,078	96,013
Accumulated other comprehensive loss	(21,017)	(10,141)
Accumulated deficit	(21,101,403)	(11,986,377)
Total stockholders' deficit	(20,890,767)	(11,899,930)
Total liabilities, convertible preferred stock, and stockholders' deficit	18,309,295	27,716,276
Series Seed 1 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	37,672,616	37,672,616
Series Seed 2 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	$ 500,000	$ 500,000